NOTE 10 - STOCKHOLDERS' EQUITY - A Summary of Warrant Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Original Shares Issued [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding	50,000,000	50,000,000	50,000,000
Adjustment of Warrants Granted for Services			$ 50,000,000
Anti Dilution Adjusted [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding
Adjustment of Warrants Granted for Services